Other Current Assets (Schedule of other current assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Due from Government institutions	$ 2,623	$ 2,269
Prepaid expenses	2,025	455
Interest receivable	463	207
Other	542	435
Other current assets	$ 5,653	$ 3,366